Other Receivables Short Term	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Other Receivables	Note 8: Other Receivables- Short Term
	December 31,
	2021	2020

Government authorities	141	73
Contract asset related to BARDA	347	-
Prepaid expenses and other	439	389

	927	462